Note Related party transactions (Financial Condition accounts outstanding with PR Asset Portfolio 2013-1 International, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Deposits	$ (218,000)	$ (24,000)
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Loans	58,302	110,643
Accounts receivables (Other assets)	169	314
Deposits	(11,772)	(12,960)
Total	$ 46,699	$ 97,997